Investment Property - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Rental income from investment property	₩ 5,478	₩ 358